Common Stock (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 19, 2011	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 11, 2016	Mar. 10, 2016
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			99,268,676	96,866,152
Dividends declared per day (in dollars per share)	$ 0.0017534247	$ 0.0017486339
Dividends declared (in dollars per share)	$ 0.64
Maximum percent of weighted average shares outstanding eligible for repurchase, for semi-annual period						2.50%
Maximum percent of weighted average shares outstanding eligible for repurchase, for fiscal year						5.00%
Number of shares in unfulfilled requests (in shares)			3,100,000
Common stock issued through distribution reinvestment plan (in shares)			2,400,000
Common stock issued through distribution reinvestment plan			$ 22,037	$ 35,140	$ 14,824
Maximum | One Year
Class of Stock [Line Items]
Repurchase Price (in dollars per share)							$ 9.25
Repurchase price percentage of value of capital paid						92.50%	92.50%
Maximum | Two Years
Class of Stock [Line Items]
Repurchase Price (in dollars per share)							$ 9.50
Repurchase price percentage of value of capital paid						95.00%	95.00%
Maximum | Three Years
Class of Stock [Line Items]
Repurchase Price (in dollars per share)							$ 9.75
Repurchase price percentage of value of capital paid						97.50%	97.50%
Maximum | Four Years
Class of Stock [Line Items]
Repurchase Price (in dollars per share)							$ 10
Repurchase price percentage of value of capital paid						100.00%	100.00%
Common Stock
Class of Stock [Line Items]
Share price (in usd per share)		$ 9.50